Notes Payable - Scheduled Amortization of Loan (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
2026	$ 12,250,000
2027	12,700,000
2028	9,568,000
2029	13,500,000
2030	2,587,000
Total	50,605,000	$ 64,605,000
Company | 2018 Term Loans
EBP, Related Party and Party-in-Interest Transactions [Line Items]
2026	135,000
2027	138,000
2028	88,000
2029	0
2030	0
Total	361,000
Company | 2020 Term Loans
EBP, Related Party and Party-in-Interest Transactions [Line Items]
2026	48,750
2027	52,500
2028	56,250
2029	202,500
2030	38,500
Total	398,500
Participating Subsidiary Companies | 2018 Term Loans
EBP, Related Party and Party-in-Interest Transactions [Line Items]
2026	8,865,000
2027	9,062,000
2028	5,730,000
2029	0
2030	0
Total	23,657,000
Participating Subsidiary Companies | 2020 Term Loans
EBP, Related Party and Party-in-Interest Transactions [Line Items]
2026	3,201,250
2027	3,447,500
2028	3,693,750
2029	13,297,500
2030	2,548,500
Total	$ 26,188,500